Other financial instruments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ (19,565)	$ (21,833)
Changes in fair value	(3,347)	2,268
Deliveries of copper concentrates
Price cap realized	3,246
Balance at the end of the year	(19,666)	(19,565)
Notional [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	27,562	30,810
Changes in fair value
Deliveries of copper concentrates	(5,274)	(3,248)
Price cap realized
Balance at the end of the year	$ 22,288	$ 27,562